Consolidated Statements of Income - USD ($) shares in Millions, $ in Millions	3 Months Ended																				12 Months Ended
	Mar. 31, 2018		Dec. 31, 2017		Sep. 30, 2017		Jun. 30, 2017		Mar. 31, 2017		Dec. 31, 2016		Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income Statement [Abstract]
Revenues	$ 1,040.2		$ 1,142.7		$ 940.8		$ 1,005.3		$ 1,256.1		$ 752.3		$ 639.5		$ 553.6						$ 4,129.1	$ 3,201.5	$ 2,347.4
Expenses:
Direct operating																					2,309.6	1,903.8	1,415.3
Distribution and marketing																					897.6	806.8	661.8
General and administration																					454.4	355.4	262.4
Depreciation and amortization																					159.0	63.1	13.1
Restructuring and other																					59.8	88.7	19.8
Total expenses																					3,880.4	3,217.8	2,372.4
Operating income (loss)	48.4	[1]	80.2	[1]	30.4	[1]	89.7	[1]	71.3	[2]	(7.4)	[2]	(58.2)	[2]	(22.0)	[2]					248.7	(16.3)	(25.0)
Interest expense
Interest expense																					(137.2)	(99.7)	(54.9)
Interest on dissenting shareholders' liability																					(56.5)	(15.5)	0.0
Total interest expense																					(193.7)	(115.2)	(54.9)
Interest and other income																					10.4	6.4	1.9
Loss on extinguishment of debt																					(35.7)	(40.4)	0.0
Gain on sale of equity interest in EPIX																					201.0	0.0	0.0
Gain on Starz investment																					0.0	20.4	0.0
Impairment of long-term investments and other assets																					(29.2)	0.0	0.0
Equity interests income (loss)																					(52.8)	10.7	44.2
Income (loss) before income taxes																					148.7	(134.4)	(33.8)
Income tax benefit																					319.4	148.9	76.5
Net income	89.6	[1],[3]	191.1	[1],[3]	12.9	[1],[3]	174.5	[1],[3]	61.5	[2],[4]	(30.5)	[2],[4]	(17.3)	[2],[4]	0.8	[2],[4]					468.1	14.5	42.7
Less: Net loss attributable to noncontrolling interests																					5.5	0.3	7.5
Net income attributable to Lions Gate Entertainment Corp. shareholders	$ 91.3		$ 193.0		$ 15.5		$ 173.8		$ 61.6		$ (30.6)		$ (17.5)		$ 1.3						$ 473.6	$ 14.8	$ 50.2
Per share information attributable to Lions Gate Entertainment Corp. shareholders:
Basic net income per common share (in usd per share)	$ 0.43		$ 0.92		$ 0.07		$ 0.84		$ 0.30		$ (0.19)		$ (0.12)		$ 0.01						$ 2.27	$ 0.09	$ 0.34
Diluted net income per common share (in usd per share)	0.41		$ 0.87		$ 0.07		$ 0.80		$ 0.28		$ (0.19)		$ (0.12)		0.01						$ 2.15	$ 0.09	$ 0.33
Weighted average number of common shares outstanding:
Basic (in shares)																					208.4	165.0	148.5
Diluted (in shares)																					220.4	172.2	154.1
Dividends declared per common share (in usd per share)	$ 0.09	[5]													$ 0.09		$ 0.09	$ 0.09	$ 0.09	$ 0.07	$ 0.09	$ 0.09	$ 0.34

[1]	During fiscal 2018, operating income and net income included the following items:•Restructuring and Other. The first, second, third and fourth quarter of fiscal 2018 included restructuring and other items of $10.9 million, $3.5 million, $21.4 million and $24.0 million, respectively (after tax $8.9 million, $2.5 million, $14.5 million, and $15.7 million, respectively) (see Note 14).
[2]	During fiscal 2017, operating income and net income included the following items: •Restructuring and Other. The first, second, third and fourth quarter of fiscal 2017 included restructuring and other items of $7.7 million, $10.7 million, $54.0 million, and $16.4 million, respectively (after tax $4.9 million, $6.8 million, $42.5 million, and $11.9 million, respectively) (see Note 14).
[3]	During fiscal 2018, net income also included the following items:•Loss on Extinguishment of Debt. The first, second, third and fourth quarter of fiscal 2018 included a loss on extinguishment of debt of $11.6 million, $6.4 million, $6.2 million and $11.6 million, respectively (after tax $8.5 million, $4.7 million, $4.6 million and $7.8 million, respectively) (see Note 7). •Gain on Sale of Equity Interest in EPIX. The first quarter of fiscal 2018 included a gain on sale of equity interest in EPIX of $201.0 million (after tax $127.0 million).•Impairment of Long-Term Investments and Other Assets. The third quarter of fiscal 2018 included impairment of long-term investments and other assets of $29.2 million (after tax $20.1 million) (see Note 5).•Impact of Corporate Tax Rate Change on Deferred Tax Liabilities. The third quarter of fiscal 2018 included a deferred tax benefit of $165.0 million resulting from the impact of the change in the U.S. federal corporate income tax rate from 35% to 21% under the Tax Cuts and Jobs Act on the Company's beginning net deferred tax liabilities (see Note 13).•Tax Benefit from Internal Capital Restructuring. The fourth quarter of fiscal 2018 included a net tax benefit of $94.1 million primarily from the internal capital restructuring in connection with our third party debt refinancing (see Note 7 to our consolidated financial statements), net of the charge from an increase in our valuation allowance associated with certain deferred tax assets (see Note 13).
[4]	During fiscal 2017, net income also included the following items:•Loss on Extinguishment of Debt. The third and fourth quarter of fiscal 2017 included a loss on extinguishment of debt, of $28.3 million and $12.1 million, respectively (after tax $23.4 million and $5.8 million, respectively) (see Note 7). •Gain on Starz Investment. The third quarter of fiscal 2017 included a gain on Starz investment of $20.4 million (after tax $20.4 million) (see Note 5 ).
[5]	As of March 31, 2018, the Company had $19.1 million of cash dividends payable included in accounts payable and accrued liabilities on the consolidated balance sheet. As of March 31, 2018, the Company was not limited in its capacity to pay dividends under the Senior Credit Facilities Amended Credit Agreement and the indenture governing the 5.875% Senior Notes (see Note 7).